UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2014 – March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

March 31, 2014

JNL/PPM America Low Duration Bond Fund

	Shares/Par	Value

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 34.2%
AEP Texas Central Transition Funding III LLC
0.88%, 12/01/18	$455,897	$457,829
1.98%, 06/01/21	4,000,000	3,959,740
American Express Credit Account Master Trust
0.99%, 03/15/18	3,300,000	3,311,098
0.77%, 05/15/18	5,100,000	5,099,128
American Express Issuance Trust II, 0.61%, 02/15/19 (a)	455,000	452,302
AmeriCredit Automobile Receivables Trust
2.85%, 08/08/16	1,470,000	1,489,491
4.20%, 11/08/16	183,000	189,418
2.86%, 01/09/17	1,000,000	1,015,969
1.78%, 03/08/17	525,000	531,288
0.96%, 04/09/18	400,000	401,496
Bear Stearns Commercial Mortgage Securities REMIC, 5.69%, 06/11/50 (a)	2,737,000	3,061,931
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.58%, 04/12/38 (a)	579,477	622,166
5.45%, 12/11/40 (a)	1,091,000	1,159,191
4.67%, 06/11/41	2,905,190	3,005,744
5.47%, 01/12/45 (a)	1,097,628	1,213,015
California Republic Auto Receivables Trust, 1.23%, 03/15/19	2,880,000	2,885,959
Capital One Multi-Asset Execution Trust, 0.96%, 09/16/19	5,000,000	4,982,195
CarMax Auto Owner Trust
2.59%, 08/15/16	550,000	557,166
0.97%, 04/16/18	5,860,000	5,895,471
CenterPoint Energy Transition Bond Co. IV LLC, 0.90%, 04/15/18	6,987,150	7,022,184
Chase Issuance Trust
0.41%, 04/15/19 (a)	5,000,000	4,958,355
0.62%, 04/15/19 (a)	3,000,000	2,973,195
1.58%, 08/16/21	500,000	481,474
REMIC, 1.36%, 05/15/17 (a)	500,000	505,739
Chrysler Capital Auto Receivables Trust, 0.83%, 09/17/18 (b)	3,296,000	3,292,154
Citibank Credit Card Issuance Trust, 1.02%, 02/22/19	5,000,000	4,975,710
Citigroup Commercial Mortgage Trust REMIC, 5.43%, 10/15/49	4,000,000	4,363,504
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.22%, 07/15/44 (a)	2,102,000	2,205,803
CNH Equipment Trust
1.75%, 05/16/16	395,491	398,217
2.04%, 10/17/16	961,395	969,374
0.99%, 11/15/18	1,960,000	1,942,652
1.01%, 02/18/20	6,625,000	6,604,184
COMM Mortgage Trust REMIC, 0.72%, 03/10/46	1,248,626	1,242,626
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.58%, 05/15/36 (a)	424,000	431,445
Discover Card Execution Note Trust, 1.04%, 04/15/19	6,294,000	6,301,641
Discover Card Master Trust I, 0.41%, 09/15/16 (a)	1,458,000	1,457,848
Ford Credit Auto Owner Trust
2.27%, 01/15/17	2,000,000	2,050,550
3.21%, 07/15/17	119,000	122,508
1.54%, 03/15/19	2,500,000	2,494,585
1.71%, 05/15/19	415,000	414,955
1.90%, 09/15/19	185,000	185,129
Ford Credit Floorplan Master Owner Trust
1.50%, 09/15/18	1,000,000	1,009,663
1.20%, 02/15/19	3,111,000	3,099,331
GE Equipment Midticket LLC, 0.95%, 03/22/17	2,000,000	2,004,942
GE Equipment Small Ticket LLC, 1.39%, 07/24/20 (b)	2,000,000	2,012,396
GE Equipment Transportation LLC
0.50%, 11/24/15	1,825,085	1,825,013
0.62%, 07/25/16	1,780,000	1,781,873
1.30%, 10/25/21	5,000,000	4,981,185
GreatAmerica Leasing Receivables Funding LLC
0.61%, 05/15/15 (b)	2,500,509	2,500,984
0.78%, 06/15/16 (b)	685,000	686,222
0.89%, 07/15/17 (b)	3,846,000	3,838,150
1.16%, 05/15/18 (b)	1,145,000	1,147,370
1.47%, 08/15/20 (b)	435,000	432,400
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.36%, 12/15/44 (a)	1,025,000	1,084,268
LB-UBS Commercial Mortgage Trust REMIC, 5.06%, 09/15/40 (a)	575,000	601,425
Mercedes-Benz Auto Receivables Trust, 0.78%, 08/15/17	2,100,000	2,106,953
Morgan Stanley Capital I Trust REMIC
5.65%, 06/11/42 (a)	4,000,000	4,477,552
4.99%, 06/12/47 (a)	535,000	555,481
Sierra Receivables Funding Co. LLC, 2.38%, 03/20/29 (b)	1,929,744	1,961,102
Sierra Timeshare Receivables Funding LLC
3.51%, 11/20/25 (b)	757,679	773,913
3.37%, 07/20/28 (b)	1,013,113	1,041,411
Springleaf Mortgage Loan Trust REMIC, 1.87%, 09/25/57 (a) (b)	2,318,901	2,318,625
Volvo Financial Equipment LLC
0.53%, 11/16/15 (b)	3,857,679	3,858,350
0.82%, 04/16/18 (b)	1,252,000	1,249,450
Wachovia Bank Commercial Mortgage Trust REMIC, 5.40%, 07/15/41 (a)	5,000,000	5,028,995
Westlake Automobile Receivables Trust, 1.12%, 01/15/18 (b)	3,630,000	3,643,772
Total Non-U.S. Government Agency Asset-Backed Securities (cost $149,801,161)		149,705,255

CORPORATE BONDS AND NOTES - 51.1%
CONSUMER DISCRETIONARY - 5.0%
Dollar General Corp., 1.88%, 04/15/18	3,000,000	2,948,307
GLP Capital LP, 4.38%, 11/01/18 (b)	1,037,000	1,064,221
Jaguar Land Rover Automotive Plc, 4.13%, 12/15/18 (b)	1,846,000	1,889,843
KB Home, 4.75%, 05/15/19	1,074,000	1,082,055
Macy’s Retail Holdings Inc., 7.88%, 07/15/15 (c)	2,000,000	2,171,712
MGM Resorts International, 6.63%, 07/15/15	1,000,000	1,060,000
Schaeffler Finance BV, 8.50%, 02/15/19 (b)	2,000,000	2,232,500
Time Warner Cable Inc.
5.85%, 05/01/17	2,250,000	2,530,001
6.75%, 07/01/18	2,250,000	2,638,156
Toll Brothers Finance Corp., 4.00%, 12/31/18	2,077,000	2,128,925
Unitymedia Hessen GmbH & Co. KG, 7.50%, 03/15/19 (b)	2,000,000	2,170,000
		21,915,720

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
CONSUMER STAPLES - 4.0%
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	3,232,000	3,396,405
ConAgra Foods Inc., 1.30%, 01/25/16	3,000,000	3,020,088
Kraft Foods Group Inc., 2.25%, 06/05/17	3,000,000	3,075,672
Mondelez International Inc., 2.25%, 02/01/19	4,000,000	3,964,604
PepsiCo Inc., 0.44%, 02/26/16 (a)	2,500,000	2,502,933
WM Wrigley Jr. Co.
1.40%, 10/21/16 (b)	909,000	912,954
2.00%, 10/20/17 (b)	468,000	469,221
		17,341,877
ENERGY - 0.9%
Canadian Natural Resources Ltd., 0.61%, 03/30/16 (a)	2,000,000	1,999,020
Petrobras Global Finance BV, 2.00%, 05/20/16	2,000,000	1,982,500
		3,981,520
FINANCIALS - 28.7%
ABN AMRO Bank NV, 2.50%, 10/30/18 (b)	3,000,000	2,996,250
Ameriprise Financial Inc., 5.65%, 11/15/15	1,391,000	1,495,246
Bank of America Corp.
4.75%, 08/01/15	4,000,000	4,204,064
3.63%, 03/17/16	2,500,000	2,622,475
Bank of Montreal, 2.38%, 01/25/19	2,000,000	2,009,948
BNP Paribas SA, 2.38%, 09/14/17	4,000,000	4,097,656
Capital One Bank USA NA, 1.15%, 11/21/16	2,234,000	2,233,062
Caterpillar Financial Services Corp., 1.00%, 03/03/17	3,000,000	2,988,537
CIT Group Inc., 3.88%, 02/19/19	1,764,000	1,783,819
Citigroup Inc.
4.75%, 05/19/15	4,428,000	4,623,625
1.70%, 07/25/16	2,000,000	2,022,892
CNH Capital LLC, 3.88%, 11/01/15	4,000,000	4,110,000
Commonwealth Bank of Australia, 2.25%, 03/13/19	3,000,000	2,986,761
Deutsche Bank AG, 1.40%, 02/13/17	3,000,000	3,000,531
Fifth Third Bancorp, 3.63%, 01/25/16	5,000,000	5,246,380
Fifth Third Bank, 4.75%, 02/01/15	1,505,000	1,555,512
First Tennessee Bank NA, 5.05%, 01/15/15	5,000,000	5,145,965
Ford Motor Credit Co. LLC
8.70%, 10/01/14	1,500,000	1,559,002
2.50%, 01/15/16	2,000,000	2,053,736
1.50%, 01/17/17	2,000,000	1,994,338
2.38%, 01/16/18	2,000,000	2,017,342
General Electric Capital Corp.
0.43%, 05/11/16 (a)	2,000,000	1,997,236
5.40%, 02/15/17	2,500,000	2,790,955
2.30%, 04/27/17	2,000,000	2,059,716
Goldman Sachs Group Inc.
5.35%, 01/15/16	2,000,000	2,150,916
3.63%, 02/07/16	4,000,000	4,189,416
HCP Inc., 6.30%, 09/15/16	1,500,000	1,686,621
Huntington National Bank
1.30%, 11/20/16	1,875,000	1,880,992
2.20%, 04/01/19	2,500,000	2,470,165
Intesa Sanpaolo SpA, 2.38%, 01/13/17	3,000,000	3,010,521
Mack-Cali Realty LP, 5.13%, 01/15/15	2,444,000	2,518,989
MBNA Corp., 5.00%, 06/15/15	1,735,000	1,814,433
Mid-America Apartments LP, 5.50%, 10/01/15 (b)	500,000	532,704
Morgan Stanley, 3.80%, 04/29/16	6,000,000	6,320,052
Perrigo Co. Plc, 1.30%, 11/08/16 (b)	1,364,000	1,361,355
PNC Bank NA, 1.13%, 01/27/17	3,000,000	2,990,181
PNC Funding Corp., 4.25%, 09/21/15	2,000,000	2,099,618
Regions Financial Corp., 5.75%, 06/15/15	2,000,000	2,109,284
Royal Bank of Canada, 1.20%, 01/23/17	4,000,000	4,000,812
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	6,000,000	6,127,602
Santander Holdings USA Inc.
3.00%, 09/24/15	5,000,000	5,149,395
4.63%, 04/19/16	2,000,000	2,133,660
SunTrust Bank, 1.35%, 02/15/17	4,000,000	4,001,820
Union Bank NA, 3.00%, 06/06/16	1,413,000	1,477,193
		125,620,777
HEALTH CARE - 4.0%
Boston Scientific Corp., 2.65%, 10/01/18	2,000,000	2,015,654
Express Scripts Holding Co., 2.65%, 02/15/17	3,000,000	3,102,972
Medco Health Solutions Inc., 2.75%, 09/15/15	1,500,000	1,538,213
Mylan Inc., 1.35%, 11/29/16	2,000,000	2,003,836
Teva Pharmaceutical Finance II BV, 3.00%, 06/15/15	3,000,000	3,082,068
Thermo Fisher Scientific Inc., 2.40%, 02/01/19	1,307,000	1,301,922
Ventas Realty LP, 1.55%, 09/26/16	1,395,000	1,407,371
Zoetis Inc., 1.15%, 02/01/16	3,000,000	3,012,135
		17,464,171
INDUSTRIALS - 2.3%
Aviation Capital Group Corp., 3.88%, 09/27/16 (b)	1,346,000	1,394,434
Bombardier Inc., 4.25%, 01/15/16 (b)	2,500,000	2,600,000
ERAC USA Finance LLC, 2.80%, 11/01/18 (b)	4,000,000	4,073,296
Penske Truck Leasing Co. LP, 3.75%, 05/11/17 (b)	2,000,000	2,123,270
		10,191,000
INFORMATION TECHNOLOGY - 0.9%
Hewlett-Packard Co.
2.35%, 03/15/15	2,000,000	2,031,644
2.65%, 06/01/16	2,000,000	2,067,918
		4,099,562
MATERIALS - 1.6%
Barrick PD Australia Finance Pty Ltd., 4.95%, 01/15/20	1,500,000	1,578,779
Ecolab Inc., 3.00%, 12/08/16	3,000,000	3,143,937
Yara International ASA, 5.25%, 12/15/14 (b)	2,000,000	2,057,214
		6,779,930
TELECOMMUNICATION SERVICES - 2.7%
America Movil SAB de CV, 5.75%, 01/15/15	4,000,000	4,148,000
AT&T Inc., 0.80%, 12/01/15	2,000,000	2,001,442
PAETEC Holding Corp., 9.88%, 12/01/18	1,006,000	1,104,085
Verizon Communications Inc., 0.70%, 11/02/15	4,500,000	4,503,096
		11,756,623
UTILITIES - 1.0%
MidAmerican Energy Holdings Co., 2.00%, 11/15/18 (b)	3,636,000	3,584,522
Southern Co., 2.38%, 09/15/15	900,000	921,101
		4,505,623
Total Corporate Bonds and Notes (cost $223,192,556)		223,656,803

GOVERNMENT AND AGENCY OBLIGATIONS - 12.7%
GOVERNMENT SECURITIES - 8.0%
Federal Home Loan Bank - 1.4% (d)
Federal Home Loan Bank, 2.00%, 09/09/16	5,835,000	6,024,923
Federal Home Loan Mortgage Corp. - 0.6% (d)
Federal Home Loan Mortgage Corp., 0.88%, 10/14/16	2,667,000	2,677,393
U.S. Treasury Securities - 6.0%
U.S. Treasury Note
0.63%, 08/15/16 - 02/15/17	17,154,000	17,087,496
0.75%, 03/15/17 - 06/30/17	8,050,000	8,011,915

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
0.50%, 07/31/17	1,500,000	1,471,407
		26,570,818
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.7%
Federal Home Loan Mortgage Corp. - 0.5%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/26	343,996	364,350
REMIC, 3.00%, 02/15/39	1,824,407	1,840,644
		2,204,994
Federal National Mortgage Association - 3.8%
Federal National Mortgage Association
4.00%, 04/01/26 - 01/01/31	4,940,889	5,230,342
4.50%, 05/01/26	272,631	296,660
3.50%, 04/15/29, TBA (e)	8,000,000	8,385,000
2.77%, 02/01/44 (a)	2,483,722	2,541,161
		16,453,163
Government National Mortgage Association - 0.4%
Government National Mortgage Association REMIC, 4.50%, 11/20/39	1,761,837	1,882,021
Total Government and Agency Obligations (cost $55,885,835)		55,813,312

SHORT TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
JNL Money Market Fund, 0.01% (f) (g)	11,408,900	11,408,900
Total Short Term Investments (cost $11,408,900)		11,408,900
Total Investments - 100.6% (cost $440,288,452)		440,584,270
Other Assets and Liabilities, Net - (0.6%)		(2,510,825)
Total Net Assets - 100.0%		$438,073,445

(a)                       Variable rate security. Rate stated was in effect as of March 31, 2014.

(b)                       Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2014 the value of Rule 144A securities deemed liquid was $58,218,083.

(c)                        The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(d)                       Securities in this category are direct debt of the agency and not collateralized by mortgages.

(e)                        All or a portion of the investment was purchased on a delayed delivery basis. As of March 31, 2014, the total payable of investments purchased on a delayed delivery basis was $8,402,500.

(f)                         Investment in affiliate.

(g)                        Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

JNL/PPM America Total Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 7.0%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a)	$3,213,715	$3,350,298
4.95%, 01/15/23 (a)	1,144,102	1,229,910
American Express Credit Account Master Trust
1.21%, 04/17/17 (a) (b)	1,718,000	1,720,398
0.99%, 03/15/18	477,000	478,604
American Tower Trust I, 3.07%, 03/15/23 (a)	4,246,000	4,059,736
AmeriCredit Automobile Receivables Trust
1.73%, 02/08/17	1,080,000	1,089,796
4.26%, 02/08/17	158,000	163,931
1.59%, 07/10/17	473,000	477,415
1.31%, 11/08/17	606,000	609,976
1.07%, 03/08/18	905,000	904,217
Aventura Mall Trust REMIC, 3.74%, 12/05/32 (a) (b)	1,575,000	1,639,421
Banc of America Commercial Mortgage Trust REMIC, 5.82%, 02/10/51 (b)	635,566	706,873
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/42 (b)	500,000	561,457
5.69%, 06/11/50 (b)	300,000	335,615
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	2,595,000	2,686,084
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	719,587	772,207
4.15%, 04/11/24 (c)	1,038,791	1,059,567
4.00%, 10/29/24	1,277,000	1,289,770
Countrywide Asset-Backed Certificates REMIC, 4.95%, 04/25/33 (b)	12,278	12,277
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (a)	3,105,997	3,250,473
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18	841	942
4.95%, 05/23/19	193,567	210,988
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	139,000	152,305
GS Mortgage Securities Corp. Trust REMIC, 3.55%, 04/10/34 (a)	2,500,000	2,518,657
GS Mortgage Securities Trust REMIC
5.62%, 11/10/39	346,000	342,631
4.95%, 01/10/45 (a)	847,000	928,138
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.70%, 02/12/49 (b)	1,860,000	2,061,516
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 2.86%, 11/15/45	3,000,000	2,877,720
Morgan Stanley Capital I Trust REMIC, 5.91%, 06/11/49 (b)	2,708,124	3,018,776
Morgan Stanley Re-REMIC Trust REMIC, 5.82%, 08/12/45 (a) (b)	1,313,531	1,454,675
MVW Owner Trust, 2.15%, 04/22/30 (a)	1,329,684	1,339,402
Sierra Receivables Funding Co. LLC
2.84%, 11/20/28 (a)	629,665	643,682
2.38%, 03/20/29 (a)	350,827	356,528
United Air Lines Pass-Through Trust, 9.75%, 01/15/17 (c)	60,097	68,962
Total Non-U.S. Government Agency Asset-Backed Securities (cost $41,554,544)		42,372,947

CORPORATE BONDS AND NOTES - 60.6%
CONSUMER DISCRETIONARY - 6.2%
A&E Television Networks LLC
3.11%, 08/22/19 (d)	1,000,000	1,002,681
3.63%, 08/22/22 (d)	1,000,000	990,123
3.78%, 08/22/24 (d)	1,000,000	981,085
Delphi Corp.
6.13%, 05/15/21 (c)	185,000	205,813
5.00%, 02/15/23	1,317,000	1,396,020
4.15%, 03/15/24	709,000	708,248
Dollar General Corp., 3.25%, 04/15/23 (c)	1,883,000	1,777,810
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (a)	824,000	891,980
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20 (b)	1,160,092	1,160,092
General Motors Co.
3.50%, 10/02/18 (a)	3,000,000	3,056,250
6.25%, 10/02/43 (a)	885,000	958,012
Glencore Funding LLC, 4.13%, 05/30/23 (a) (c)	1,906,000	1,820,642

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
GLP Capital LP
4.38%, 11/01/18 (a)	277,000	284,271
4.88%, 11/01/20 (a)	311,000	319,164
5.38%, 11/01/23 (a)	242,000	248,655
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18 (b)	885,550	880,387
KB Home
4.75%, 05/15/19	1,516,000	1,527,370
7.50%, 09/15/22	409,000	447,855
MGM Resorts International, 6.75%, 10/01/20 (c)	1,505,000	1,668,669
NAI Entertainment Holdings, 5.00%, 08/01/18 (a) (c)	228,000	236,550
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (a) (e)	1,589,000	1,604,890
Netflix Inc., 5.75%, 03/01/24 (a) (c)	1,070,000	1,107,450
NVR Inc., 3.95%, 09/15/22	3,073,000	3,052,755
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (a) (f)	778,000	827,597
Seminole Indian Tribe of Florida, 6.54%, 10/01/20 (a)	950,000	1,049,750
SES SA
3.60%, 04/04/23 (a)	652,000	631,925
5.30%, 04/04/43 (a)	464,000	469,094
Shea Homes LP, 8.63%, 05/15/19	627,000	691,268
Taylor Morrison Communities Inc.
7.75%, 04/15/20 (a)	673,000	741,983
7.75%, 04/15/20 (a)	100,000	110,250
5.63%, 03/01/24 (a)	596,000	588,550
Time Warner Cable Inc.
6.75%, 06/15/39	371,000	439,718
5.88%, 11/15/40	252,000	273,057
5.50%, 09/01/41	691,000	720,444
TRW Automotive Inc.
7.25%, 03/15/17 (a)	100,000	114,125
4.50%, 03/01/21 (a) (c)	867,000	890,842
4.45%, 12/01/23 (a)	825,000	829,125
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20 (b)	1,059,300	1,057,224
Wynn Las Vegas LLC, 7.75%, 08/15/20	2,100,000	2,336,250
		38,097,974
CONSUMER STAPLES - 2.0%
Altria Group Inc., 4.00%, 01/31/24	1,791,000	1,794,657
Bunge Ltd. Finance Co., 8.50%, 06/15/19 (c) (g)	100,000	123,441
ConAgra Foods Inc., 4.65%, 01/25/43	1,267,000	1,220,941
Constellation Brands Inc., 4.25%, 05/01/23	208,000	203,320
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (a)	1,208,000	1,188,370
Lorillard Tobacco Co., 7.00%, 08/04/41 (c)	562,000	644,829
Mars Inc.
2.19%, 10/11/17 (d)	2,850,000	2,854,010
3.74%, 10/11/27 (d)	1,200,000	1,160,729
SABMiller Holdings Inc., 3.75%, 01/15/22 (a)	1,602,000	1,637,513
WM Wrigley Jr. Co., 3.38%, 10/21/20 (a)	1,317,000	1,330,123
		12,157,933
ENERGY - 10.1%
Access Midstream Partners LP
4.88%, 05/15/23	1,088,000	1,096,160
4.88%, 03/15/24	1,045,000	1,042,388
Alpha Natural Resources Inc.
9.75%, 04/15/18 (c)	1,700,000	1,636,250
6.25%, 06/01/21 (c)	1,097,000	825,493
Arch Coal Inc.
8.00%, 01/15/19 (a) (c)	887,000	887,000
9.88%, 06/15/19	2,064,000	1,795,680
BP Capital Markets Plc
3.25%, 05/06/22	2,472,000	2,451,510
2.75%, 05/10/23	2,346,000	2,200,607
Calumet Specialty Products Partners LP, 6.50%, 04/15/21 (h)	2,925,000	2,946,937
Chesapeake Midstream Partners LP, 5.88%, 04/15/21	657,000	699,705
Concho Resources Inc., 5.50%, 04/01/23	1,514,000	1,574,560
Continental Resources Inc., 4.50%, 04/15/23	1,776,000	1,839,597
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	2,184,000	2,052,960
Ecopetrol SA, 7.38%, 09/18/43	2,186,000	2,494,772
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	500,000	621,987
4.70%, 11/01/42	1,385,000	1,234,234
Enterprise Products Operating LLC, 5.95%, 02/01/41	700,000	801,438
EP Energy LLC
6.88%, 05/01/19	1,000,000	1,080,000
9.38%, 05/01/20 (c)	650,000	751,563
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18 (b)	1,597,000	1,596,713
Linden Term Loan B, 3.75%, 12/01/20 (b)	600,000	602,502
MarkWest Energy Partners LP, 5.50%, 02/15/23	671,000	689,453
Penn Virginia Corp., 8.50%, 05/01/20	850,000	945,625
Petrobras Global Finance BV
2.00%, 05/20/16	2,750,000	2,725,937
4.38%, 05/20/23 (c)	1,681,000	1,538,355
5.63%, 05/20/43	1,498,000	1,266,632
Petroleos Mexicanos, 2.29%, 02/15/24	3,261,000	3,229,753
Plains Exploration & Production Co.
6.50%, 11/15/20	2,050,000	2,257,562
6.88%, 02/15/23	4,185,000	4,655,812
PVR Partners LP, 6.50%, 05/15/21 (c)	1,380,000	1,473,150
Regency Energy Partners LP
5.88%, 03/01/22 (c)	2,028,000	2,104,050
4.50%, 11/01/23	384,000	357,120
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22 (a) (c)	2,200,000	1,944,250
Schlumberger Investment SA, 3.65%, 12/01/23	2,000,000	2,028,848
Seadrill Ltd., 6.13%, 09/15/17 (a) (c)	2,376,000	2,476,980
Transocean Inc.
2.50%, 10/15/17 (g)	1,000,000	1,006,628
6.38%, 12/15/21 (g)	1,824,000	2,050,322
3.80%, 10/15/22 (g)	505,000	482,847
		61,465,380
FINANCIALS - 22.7%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	4,308,000	4,345,773
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (a)	1,696,000	2,182,241
Allstate Corp., 5.75%, 08/15/53 (b)	1,880,000	1,974,000
American International Group Inc., 8.25%, 08/15/18	2,350,000	2,938,210
Bank of America Corp.
3.30%, 01/11/23	4,425,000	4,266,678
4.10%, 07/24/23	500,000	507,229
4.00%, 04/01/24	1,522,000	1,520,434
Bank of America NA, 6.10%, 06/15/17	3,000,000	3,393,942
Barclays Bank Plc
2.50%, 02/20/19	2,041,000	2,045,178
7.63%, 11/21/22	1,279,000	1,410,097
7.75%, 04/10/23 (b)	1,009,000	1,112,423
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (e)	2,000,000	2,100,000
BBVA US Senior SAU, 4.66%, 10/09/15	3,000,000	3,150,786

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
BlackRock Inc., 3.38%, 06/01/22	1,062,000	1,075,792
Chubb Corp., 6.38%, 03/29/67 (b)	100,000	111,000
Citigroup Inc.
4.05%, 07/30/22	1,225,000	1,229,885
5.95% (callable at 100 beginning 01/30/23) (e)	2,150,000	2,101,625
5.90% (callable at 100 beginning 02/15/23) (e)	1,375,000	1,346,641
Corp. Andina de Fomento, 3.75%, 01/15/16	2,500,000	2,606,410
Credit Mutuel - CIC Home Loan SFH, 1.50%, 11/16/17 (a) (c)	2,000,000	1,989,700
Credit Suisse AG, 6.50%, 08/08/23 (a) (c)	4,711,000	5,170,322
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (c) (e)	3,148,000	3,419,515
Duke Realty LP, 8.25%, 08/15/19	100,000	123,852
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (e)	4,236,000	3,897,120
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	3,895,000	3,991,993
FMR LLC, 4.95%, 02/01/33 (a)	2,137,000	2,234,238
Ford Motor Credit Co. LLC
5.00%, 05/15/18	2,748,000	3,033,792
2.38%, 03/12/19	2,500,000	2,481,517
General Electric Capital Corp.
7.13% (callable at 100 beginning 06/15/22) (e)	1,300,000	1,482,000
6.25% (callable at 100 beginning 12/15/22) (e)	2,444,000	2,615,080
3.10%, 01/09/23	2,050,000	2,006,304
Goldman Sachs Group Inc.
2.38%, 01/22/18	4,158,000	4,186,624
4.00%, 03/03/24	2,614,000	2,602,796
6.75%, 10/01/37	1,000,000	1,145,519
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/17/20 (b)	498,750	500,745
Hartford Financial Services Group Inc., 5.13%, 04/15/22	649,000	722,167
HSBC Holdings Plc
4.25%, 03/14/24	1,130,000	1,131,557
5.25%, 03/14/44	525,000	530,857
Icahn Enterprises LP
3.50%, 03/15/17 (a)	1,471,000	1,485,710
4.88%, 03/15/19 (a)	1,523,000	1,549,652
6.00%, 08/01/20 (a)	1,363,000	1,444,780
ING US Inc., 5.65%, 05/15/53 (b)	1,136,000	1,129,184
International Lease Finance Corp.
4.88%, 04/01/15	1,000,000	1,036,260
8.63%, 01/15/22	750,000	919,688
Intesa Sanpaolo SpA, 5.25%, 01/12/24	3,000,000	3,082,305
Invesco Finance Plc, 3.13%, 11/30/22	1,778,000	1,721,710
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (e)	5,330,000	6,022,900
3.25%, 09/23/22	1,834,000	1,806,897
Macquarie Group Ltd., 7.30%, 08/01/14 (a)	150,000	153,266
MetLife Inc., 4.37%, 09/15/23	1,120,000	1,193,031
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (a)	3,000,000	3,013,680
Morgan Stanley
4.88%, 11/01/22	2,131,000	2,239,506
4.10%, 05/22/23	3,108,000	3,076,917
Murray Street Investment Trust I, 4.65%, 03/09/17 (i)	2,750,000	2,970,806
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	3,146,000	2,972,970
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (e)	581,000	544,688
Prologis International Funding II, 4.88%, 02/15/20 (a)	2,222,000	2,310,449
Prudential Financial Inc., 5.20%, 03/15/44 (b) (c)	1,186,000	1,177,105
Royal Bank of Scotland Group Plc
6.10%, 06/10/23 (c)	3,370,000	3,498,572
6.00%, 12/19/23	2,657,000	2,721,007
Santander UK Plc, 5.00%, 11/07/23 (a)	1,152,000	1,185,338
Skandinaviska Enskilda Banken AB, 2.38%, 03/25/19 (a)	2,094,000	2,088,376
Sparebank 1 Boligkreditt A/S, 1.75%, 11/15/19 (a)	1,000,000	961,625
Springleaf Finance Corp. Term Loan, 4.75%, 09/30/19 (b)	2,000,000	2,018,340
Stena AB, 7.00%, 02/01/24 (a) (c)	1,332,000	1,355,310
Trust F/1401, 5.25%, 12/15/24 (a) (c)	1,000,000	997,500
Vesey Street Investment Trust I, 4.40%, 09/01/16 (i)	588,000	630,655
		137,992,269
HEALTH CARE - 3.9%
Capsugel SA, 7.00%, 05/15/19 (a) (f)	892,000	918,760
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (a)	661,000	677,525
6.88%, 02/01/22 (a)	449,000	469,205
Forest Laboratories Inc.
4.38%, 02/01/19 (a)	868,000	913,570
5.00%, 12/15/21 (a)	1,858,000	1,964,835
Gilead Sciences Inc.
3.70%, 04/01/24	1,372,000	1,372,782
4.80%, 04/01/44	1,648,000	1,696,458
HCA Inc., 3.75%, 03/15/19	1,869,000	1,876,009
Hospira Inc., 5.80%, 08/12/23 (c)	816,000	892,813
Howard Hughes Medical Institute, 3.50%, 09/01/23	2,046,000	2,081,725
Mayo Clinic Rochester, 3.77%, 11/15/43	600,000	530,536
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	997,000	1,050,506
4.13%, 07/01/52	587,000	521,984
Merck & Co. Inc., 4.15%, 05/18/43	1,520,000	1,456,426
Novartis Capital Corp., 2.40%, 09/21/22	1,027,000	970,686
Pfizer Inc., 4.30%, 06/15/43	1,700,000	1,678,707
Quest Diagnostics Inc., 4.25%, 04/01/24	1,227,000	1,219,790
Tenet Healthcare Corp.
6.00%, 10/01/20 (a)	599,000	640,930
8.13%, 04/01/22	786,000	878,355
Valeant Pharmaceuticals International Inc., 5.63%, 12/01/21 (a)	965,000	1,013,250
Zoetis Inc., 4.70%, 02/01/43	684,000	676,916
		23,501,768
INDUSTRIALS - 3.9%
Abengoa Finance SAU, 7.75%, 02/01/20 (a) (c)	1,159,000	1,251,720
Aircastle Ltd., 4.63%, 12/15/18	1,258,000	1,287,878
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (a)	1,700,000	1,882,750
Aviation Capital Group Corp., 3.88%, 09/27/16 (a) (c)	1,346,000	1,394,434
Bombardier Inc., 6.13%, 01/15/23 (a) (c)	731,000	738,310
General Electric Co.
2.70%, 10/09/22	1,775,000	1,720,577
4.50%, 03/11/44	624,000	633,680
International Lease Finance Corp.
6.50%, 09/01/14 (a)	150,000	153,188
2.18%, 06/15/16 (b)	1,750,000	1,763,125
6.75%, 09/01/16 (a)	1,100,000	1,223,750
7.13%, 09/01/18 (a)	1,000,000	1,162,500
4.63%, 04/15/21	1,237,000	1,237,000

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
Meritor Inc.
6.75%, 06/15/21	2,057,000	2,175,277
6.25%, 02/15/24	652,000	653,630
Pentair Finance SA, 2.65%, 12/01/19	1,310,000	1,279,249
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23 (a)	2,344,000	2,293,142
United Continental Holdings Inc., 6.00%, 07/15/28	1,789,000	1,641,408
United Technologies Corp., 4.50%, 06/01/42	948,000	965,321
		23,456,939
INFORMATION TECHNOLOGY - 1.5%
Fidelity National Information Services Inc., 3.50%, 04/15/23	1,000,000	950,525
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (d)	2,485,000	2,413,613
3.18%, 11/15/22 (d)	2,485,000	2,389,529
ViaSat Inc., 6.88%, 06/15/20	3,092,000	3,316,170
		9,069,837
MATERIALS - 3.4%
Arch Western Finance LLC Term Loan, 6.25%, 05/14/18 (b)	987,478	972,389
Barrick Gold Corp.
3.85%, 04/01/22	399,000	381,163
4.10%, 05/01/23	1,250,000	1,185,954
Cemex Finance LLC
9.38%, 10/12/22 (a) (c)	855,000	1,003,556
6.00%, 04/01/24 (h)	671,000	672,678
Cemex SAB de CV, 6.50%, 12/10/19 (a)	2,040,000	2,170,050
CF Industries Inc., 5.38%, 03/15/44	1,102,000	1,148,910
FMG Resources August 2006 Pty Ltd., 8.25%, 11/01/19 (a) (c)	1,050,000	1,155,000
FMG Resources Pty Ltd. New Term Loan B, 4.25%, 06/30/19 (b)	1,876,298	1,889,826
Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20	2,350,000	2,286,933
5.45%, 03/15/43	1,650,000	1,622,562
LYB International Finance BV, 4.00%, 07/15/23	1,020,000	1,040,387
Rain CII Carbon LLC, 8.25%, 01/15/21 (a)	1,000	1,030
Samarco Mineracao SA, 4.13%, 11/01/22 (a)	1,680,000	1,545,600
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (a)	1,720,000	1,823,200
Verso Paper Holdings LLC, 11.75%, 01/15/19 (c)	911,000	981,602
Xstrata Finance Canada Ltd., 4.25%, 10/25/22 (a)	1,000,000	975,258
		20,856,098
TELECOMMUNICATION SERVICES - 3.2%
Crown Castle Towers LLC, 4.88%, 08/15/20 (a)	1,450,000	1,572,644
SES Global Americas Holdings GP, 5.30%, 03/25/44 (a)	1,524,000	1,527,158
Sprint Corp., 7.13%, 06/15/24 (a)	936,000	982,800
Telecom Italia Capital SA, 6.18%, 06/18/14	98,000	98,980
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (a)	100,000	101,741
Verizon Communications Inc.
4.50%, 09/15/20	2,400,000	2,607,465
5.15%, 09/15/23	2,750,000	3,009,790
6.40%, 09/15/33	1,756,000	2,084,806
6.55%, 09/15/43	6,379,000	7,762,828
		19,748,212
UTILITIES - 3.7%
Abu Dhabi National Energy Co., 4.75%, 09/15/14 (a)	175,000	177,907
Electricite de France, 6.00%, 01/22/14 (a)	1,500,000	1,574,094
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (c) (e)	5,320,000	5,327,980
Enel SpA, 8.75%, 09/24/73 (a) (b) (c)	2,372,000	2,661,621
FirstEnergy Corp., 4.25%, 03/15/23 (g)	883,000	856,571
Monongahela Power Co., 4.10%, 04/15/24 (a) (c)	1,469,000	1,502,690
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250,000	2,654,228
4.10%, 06/01/22 (c)	1,679,000	1,759,330
5.30%, 06/01/42	360,000	400,390
Pacific Gas & Electric Co., 3.25%, 06/15/23	1,505,000	1,455,675
PPL Capital Funding Inc., 3.40%, 06/01/23 (c)	2,000,000	1,935,124
PPL WEM Holdings Plc, 3.90%, 05/01/16 (a)	200,000	210,092
Puget Energy Inc., 6.00%, 09/01/21	1,650,000	1,901,269
		22,416,971
Total Corporate Bonds and Notes (cost $359,387,485)		368,763,381

GOVERNMENT AND AGENCY OBLIGATIONS - 27.4%
GOVERNMENT SECURITIES - 8.9%
Municipals - 0.2%
Port Authority of New York & New Jersey, GO, 4.46%, 10/01/62	1,490,000	1,395,519

U.S. Treasury Securities - 8.7%
U.S. Treasury Bond
3.75%, 08/15/41	5,348,000	5,571,113
3.13%, 11/15/41	3,735,000	3,461,295
U.S. Treasury Note
1.63%, 03/31/19	23,562,000	23,449,704
2.00%, 11/15/21 - 02/15/22	5,672,000	5,487,740
1.75%, 05/15/22	1,835,000	1,731,638
2.75%, 02/15/24	12,980,000	13,010,425
		52,711,915
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 18.5%
Federal Home Loan Mortgage Corp. - 4.9%
Federal Home Loan Mortgage Corp.
3.00%, 05/15/29, TBA (j)	3,012,000	3,082,594
6.00%, 07/01/37 - 09/01/37	333,205	369,455
5.00%, 02/01/38 - 08/01/40	2,843,089	3,092,910
5.50%, 03/01/39 - 07/01/39	891,870	978,783
4.50%, 09/01/40 - 03/01/42	9,238,059	9,853,714
4.00%, 04/01/42 - 03/01/43	6,308,304	6,553,368
3.50%, 06/01/42	1,326,921	1,334,886
3.00%, 02/01/43 - 03/01/43	4,479,047	4,324,599
		29,590,309
Federal National Mortgage Association - 9.3%
Federal National Mortgage Association
4.00%, 04/01/26 - 12/01/43	6,781,447	7,114,076
3.00%, 06/01/27 - 05/01/43	14,075,352	13,747,531
3.50%, 04/15/29, TBA (j)	3,356,000	3,517,507
2.50%, 05/15/29, TBA (j)	5,580,000	5,560,819
5.50%, 12/01/33 - 09/01/39	5,274,803	5,835,096
5.00%, 06/01/35	3,914,336	4,273,705
6.00%, 08/01/37 - 01/01/38	585,409	650,988
3.50%, 01/01/42 - 04/01/43	9,062,183	9,127,568
4.50%, 09/01/43	1,040,640	1,110,574
3.50%, 05/15/44, TBA (j)	5,877,000	5,891,463
		56,829,327
Government National Mortgage Association - 4.3%
Government National Mortgage Association
4.50%, 03/15/40 - 06/15/40	4,925,647	5,323,983
5.00%, 08/20/41	2,069,926	2,271,017
3.50%, 02/15/43 - 06/20/43	5,496,747	5,616,663
2.50%, 05/20/43 (b)	2,873,763	2,939,008
3.00%, 05/20/43	1,844,161	1,818,527

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
4.00%, 05/15/44, TBA (j)	7,949,000	8,325,025
		26,294,223
Total Government and Agency Obligations (cost $169,103,914)		166,821,293

PREFERRED STOCKS - 1.8%
ENERGY - 0.2%
NuStar Logistics LP, 7.63%	48,000	1,286,400

FINANCIALS - 1.6%
Allstate Corp., 5.10%	49,000	1,220,100
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (e)	76,000	1,811,840
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (e)	70,000	1,869,700
State Street Corp., 5.90%, (callable at 25 beginning 03/15/24) (e)	43,000	1,113,270
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (e)	44,500	1,221,525
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (e)	100,000	2,490,000
		9,726,435
Total Preferred Stocks (cost $10,886,700)		11,012,835

TRUST PREFERREDS - 0.2%
FINANCIALS - 0.2%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	42,000	1,165,080
Total Trust Preferreds (cost $1,103,830)		1,165,080

SHORT TERM INVESTMENTS - 9.4%
Investment Company - 3.9%
JNL Money Market Fund, 0.01% (k) (l)	23,838,913	23,838,913

Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (k) (l)	33,129,500	33,129,500
Total Short Term Investments (cost $56,968,413)		56,968,413
Total Investments - 106.4% (cost $639,004,886)		647,103,949
Other Assets and Liabilities, Net - (6.4%)		(39,161,963)
Total Net Assets - 100.0%		$607,941,986

(a)

Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2014, the value of Rule 144A securities deemed liquid was $127,333,605.

(b)	Variable rate security. Rate stated was in effect as of March 31, 2014.
(c)	All or a portion of the security was on loan.
(d)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASU”)Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(e)	Perpetual security.
(f)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(g)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(h)

Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities in the Notes to Schedules of Investments.

(i)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2014.
(j)	All or a portion of the investment was purchased on a delayed delivery basis. As of March 31, 2014, the total payable of investments purchased on a delayed delivery basis was $26,454,638.
(k)	Investment in affiliate.
(l)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

JNL Money Market Fund

CORPORATE BONDS AND NOTES - 16.7%
CONSUMER DISCRETIONARY - 0.2%
Board of Trustees of The Leland Stanford Junior University, 3.63%, 05/01/14	$4,940,000	$4,953,573

CONSUMER STAPLES - 1.1%
Wal-Mart Stores Inc., 1.63%, 04/15/14	25,940,000	25,953,595

FINANCIALS - 14.5%
American Honda Finance Corp.
0.23%, 05/20/14 (a) (b)	13,700,000	13,700,000
0.63%, 06/18/14 (a) (b)	18,000,000	18,016,066
0.26%, 07/17/14 (a) (b)	20,000,000	20,000,000
0.23%, 12/05/14 (a)	10,000,000	10,000,000
Bank of New York Mellon Corp.
4.30%, 05/15/14	6,996,000	7,030,460
0.51%, 07/28/14 (a)	5,000,000	5,005,466
BNP Paribas SA, 2.98%, 12/20/14 (a)	18,000,000	18,337,133
Caterpillar Financial Services Corp, 0.38%, 08/27/14 (a)	23,200,000	23,217,131
General Electric Capital Corp.
0.87%, 04/07/14 (a)	4,683,000	4,683,520
0.49%, 09/15/14 (a)	22,027,000	22,054,656
International Bank for Reconstruction & Development, 0.13%, 07/09/14 (a)	33,335,000	33,335,448
KFW, 0.23%, 11/28/14 (a)	14,750,000	14,757,869
MassMutual Global Funding II, 2.88%, 04/21/14 (b)	3,358,000	3,363,104
MetLife Institutional Funding II, 1.14%, 04/04/14 (a) (b)	6,890,000	6,890,551
National Rural Utilities Cooperative Finance Corp., 0.49%, 04/04/14 (a)	5,100,000	5,100,137
New York Life Global Funding
0.35%, 06/18/14 (a) (b)	3,250,000	3,251,104
0.24%, 07/30/14 (a) (b)	19,000,000	19,002,632
Principal Life Global Funding II
0.87%, 07/09/14 (a) (b)	3,800,000	3,806,285
0.39%, 09/19/14 (a) (b)	16,184,000	16,195,631
Royal Bank of Canada
1.45%, 10/30/14	4,413,000	4,443,515
0.46%, 01/06/15 (a)	10,210,000	10,228,413
State Street Corp., 4.30%, 05/30/14	5,000,000	5,033,115
Toronto-Dominion Bank
0.54%, 07/14/14 (a)	7,000,000	7,007,134
1.38%, 07/14/14	11,988,000	12,023,527
Toyota Motor Credit Corp., 0.24%, 01/14/15 (a)	31,000,000	31,000,000
U.S. Bancorp, 4.20%, 05/15/14	11,209,000	11,262,847
		328,745,744

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
INFORMATION TECHNOLOGY - 0.9%
Cisco Systems Inc., 2.90%, 11/17/14	7,352,000	7,471,314
International Business Machines Corp., 0.88%, 10/31/14	10,000,000	10,035,416
Oracle Corp., 3.75%, 07/08/14	3,310,000	3,340,793
		20,847,523
Total Corporate Bonds and Notes (cost $380,500,435)		380,500,435

GOVERNMENT AND AGENCY OBLIGATIONS - 25.6%
GOVERNMENT SECURITIES - 25.6%
Federal Farm Credit Bank - 1.8% (c)
Federal Farm Credit Bank
0.13%, 04/09/14	10,000,000	10,000,030
0.18%, 03/12/15	30,000,000	29,999,627
		39,999,657
Federal Home Loan Bank - 12.5% (c)
Federal Home Loan Bank
0.10%, 04/10/14	27,000,000	26,999,986
0.14%, 04/15/14	15,000,000	15,000,219
0.11%, 06/23/14 - 11/14/14 (a)	58,500,000	58,501,361
0.40%, 07/02/14	6,000,000	6,003,546
0.12%, 08/14/14	48,250,000	48,249,877
0.17%, 08/26/14	3,175,000	3,175,158
0.13%, 10/02/14 - 03/20/15	39,505,000	39,495,201
0.09%, 11/25/14 (a)	20,000,000	19,997,395
0.25%, 02/20/15	23,000,000	23,014,842
0.15%, 03/12/15	19,495,000	19,492,287
0.16%, 03/12/15	25,000,000	24,998,269
		284,928,141
Federal Home Loan Mortgage Corp. - 4.0% (c)
Federal Home Loan Mortgage Corp.
1.00%, 08/20/14	10,000,000	10,032,767
0.75%, 11/25/14	24,779,000	24,874,200
0.63%, 12/29/14	26,965,000	27,054,709
0.30%, 01/09/15	30,000,000	30,035,481
		91,997,157
Federal National Mortgage Association - 0.8% (c)
Federal National Mortgage Association, 0.35%, 08/11/14 (a)	17,720,000	17,736,315

Sovereign - 3.0%
Export Development Canada, 0.14%, 01/12/15 (a) (b)	15,000,000	14,998,812
KFW, 0.14%, 10/30/14 (a)	52,400,000	52,393,701
		67,392,513
U.S. Treasury Securities - 3.5%
U.S. Treasury Note
1.00%, 05/15/14	35,000,000	35,037,023
0.25%, 09/30/14	15,000,000	15,010,868
0.09%, 01/31/16 (a)	30,000,000	29,996,467
		80,044,358
Total Government and Agency Obligations (cost $582,098,141)		582,098,141

SHORT TERM INVESTMENTS - 75.9%
Certificates of Deposit - 28.3%
Bank of Montreal
0.18%, 04/21/14 (a)	25,000,000	25,000,000
0.23%, 06/18/14 (a)	22,350,000	22,350,000
0.17%, 06/24/14	20,000,000	20,000,000
0.42%, 07/24/14 (a)	4,000,000	4,002,374
0.22%, 01/08/15 (a)	12,000,000	12,000,000
Bank of Nova Scotia
0.22%, 09/18/14	19,000,000	19,000,000
0.23%, 10/21/14 (a)	22,000,000	22,000,000
0.23%, 03/20/15 (a)	34,500,000	34,500,000
Barclays Bank Plc, 0.36%, 12/23/14 (a)	22,400,000	22,400,000
BNP Paribas, 0.41%, 12/03/14 (a)	20,000,000	20,000,000
Canadian Imperial Bank of Commerce
0.22%, 05/09/14 (a)	13,500,000	13,500,000
0.22%, 09/25/14 (a)	23,000,000	23,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.27%, 09/12/14 (a)	12,000,000	12,000,000
Credit Suisse
0.26%, 05/14/14 (a)	16,000,000	16,000,000
0.44%, 11/14/14 (a)	15,000,000	15,000,000
0.45%, 03/27/15 (a)	30,600,000	30,600,000
Deutsche Bank AG
0.23%, 04/30/14 (a)	16,000,000	16,000,000
0.32%, 08/04/14 (a)	16,000,000	16,000,000
Royal Bank of Canada
0.23%, 06/09/14	22,000,000	22,000,000
0.27%, 06/24/14 (a)	11,000,000	11,000,000
0.16%, 09/18/14 (a)	31,000,000	31,000,000
Societe Generale
0.30%, 07/10/14 (a)	20,000,000	20,000,000
0.32%, 09/10/14 (a)	21,000,000	21,000,000
0.40%, 10/01/14	12,000,000	12,000,000
Standard Chartered Bank
0.31%, 04/10/14 (a)	25,000,000	25,000,000
0.29%, 09/11/14 (a)	12,000,000	12,000,000
0.29%, 01/23/15 (a)	24,000,000	24,000,000
Svenska Handelsbanken AB
0.18%, 05/06/14	26,050,000	26,050,000
0.21%, 08/28/14	24,000,000	24,000,496
Toronto-Dominion Bank
0.16%, 07/07/14 (a)	29,000,000	29,000,000
0.18%, 07/17/14	20,000,000	20,000,000
UBS AG, 0.30%, 01/20/15 (a)	22,500,000	22,500,000
		642,902,870
Commercial Paper - 15.4%
BPCE SA, 0.35%, 07/07/14 (b)	25,650,000	25,625,811
Cargill Global Funding Plc, 0.07%, 04/03/14 (b)	35,500,000	35,499,862
DNB Bank ASA, 0.20%, 07/11/14 (b)	35,000,000	34,980,361
Fairway Finance Corp.
0.15%, 04/25/14 (b)	13,000,000	12,998,700
0.14%, 05/23/14 (b)	15,000,000	14,996,967
General Electric Capital Corp., 0.17%, 09/09/14	22,000,000	21,983,274
HSBC Bank USA
0.22%, 05/19/14	15,000,000	14,995,600
0.21%, 08/21/14	20,550,000	20,532,978
0.25%, 10/06/14	10,000,000	9,986,944
HSBC USA Inc., 0.23%, 08/06/14	13,000,000	12,989,452
JPMorgan Securities LLC, 0.23%, 08/15/14	22,750,000	22,730,233
MetLife Short Term Funding LLC, 0.10%, 04/30/14 (b)	27,700,000	27,697,769
National Rural Utilities Cooperative Finance Corp., 0.09%, 04/10/14	9,000,000	8,999,797
Nordea Bank AB, 0.21%, 09/24/14 (b)	23,500,000	23,475,873
Svenska Handelsbanken AB, 0.17%, 06/12/14 (b)	26,500,000	26,490,990
Toyota Motor Credit Corp., 0.21%, 05/28/14	12,000,000	11,996,010
Westpac Banking Corp., 0.16%, 09/26/14 (a)	25,000,000	25,000,000
		350,980,621
Investment Company - 0.0%
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (d)	78,327	78,327

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
Repurchase Agreements - 32.2%
Repurchase Agreement with BCL, 0.05% (Collateralized by $21,388 Federal Home Loan Mortgage Corp., 2.03%, due 04/01/35, value $22,660, $5,745,904 Federal National Mortgage Association, 1.80-5.00%, due 10/01/18-03/01/44, value $6,120,952, and $24,468,900 U.S. Treasury Bill, due 11/13/14, value $24,456,396) acquired on 03/25/14, due 04/01/14 at $30,000,292	$30,000,000	30,000,000
Repurchase Agreement with BCL, 0.05% (Collateralized by $4,215,791 Federal National Mortgage Association, 1.80-5.00%, due 10/01/18-09/01/43, value $4,480,327 and $5,719,800 U.S. Treasury Bill, due 05/01/14, value $5,719,686) acquired on 03/26/14, due 04/02/14 at $10,000,097	10,000,000	10,000,000
Repurchase Agreement with BCL, 0.06% (Collateralized by $111,686,400 U.S. Treasury Note, 0.63%, 11/30/17, value $109,344,069) acquired on 03/31/14, due 04/01/14 at $107,200,179	107,200,000	107,200,000
Repurchase Agreement with BNP, 0.05% (Collateralized by $68 Government National Mortgage Association, 10.00%, due 05/15/16, value $69, $7,708,073 Federal Home Loan Mortgage Corp., 2.50-7.50%, due 11/01/16-07/01/43, value $8,387,072, and $15,742,734 Federal National Mortgage Association, 3.00-7.00%, due 05/01/17-07/01/43, value $17,112,850) acquired on 03/28/14, due 04/04/14 at $25,000,243	25,000,000	25,000,000
Repurchase Agreement with BNP, 0.08% (Collateralized by $41,395,474 Government National Mortgage Association, 2.45-5.50%, due 06/15/24-07/15/54, value $43,655,983) acquired on 03/31/14, due 04/01/14 at $42,800,095	42,800,000	42,800,000
Repurchase Agreement with BOA, 0.08% (Collateralized by $28,865,985 Federal National Mortgage Association, 2.45%, due 08/01/42, value $29,478,006) acquired on 03/31/14, due 04/01/14 at $28,900,064	28,900,000	28,900,000
Repurchase Agreement with DUB, 0.06% (Collateralized by $15,324,000 U.S. Treasury Note, 0.38%, due 03/31/16, value $15,300,064) acquired on 03/27/14, due 04/03/14 at $15,000,175	15,000,000	15,000,000
Repurchase Agreement with DUB, 0.10% (Collateralized by $77,839,200 U.S. Treasury Note, 0.63%, 08/31/17, value $76,500,093) acquired on 03/31/14, due 04/01/14 at $75,000,208	75,000,000	75,000,000
Repurchase Agreement with GSC, 0.06% (Collateralized by $27,990,779 Government National Mortgage Association, 4.00-6.00%, due 12/20/38-11/15/43, value $30,599,995) acquired on 03/28/14, due 04/04/14 at $30,000,350	30,000,000	30,000,000
Repurchase Agreement with GSC, 0.06% (Collateralized by $28,285,791 Government National Mortgage Association, 3.50-6.00%, due 09/15/25-02/20/43, value $30,599,997) acquired on 03/27/14, due 04/03/14 at $30,000,350	30,000,000	30,000,000
Repurchase Agreement with GSC, 0.06% (Collateralized by $28,509,019 Government National Mortgage Association, 3.50-5.00%, due 07/15/37-01/15/44, value $30,599,987) acquired on 03/25/14, due 04/01/14 at $30,000,350	30,000,000	30,000,000
Repurchase Agreement with GSC, 0.10% (Collateralized by $13,937,874 Federal Home Loan Mortgage Corp., 3.50%, due 01/01/43, value $14,075,994) acquired on 03/31/14, due 04/01/14 at $13,800,038	13,800,000	13,800,000
Repurchase Agreement with HSB, 0.08% (Collateralized by $44,966,001 Federal National Mortgage Association, 3.50-4.50%, due 05/01/42-02/01/44, value $45,902,401) acquired on 03/31/14, due 04/01/14 at $45,000,100	45,000,000	45,000,000
Repurchase Agreement with RBS, 0.05% (Collateralized by $220,240,000 U.S. Treasury Note, 2.75%, 02/15/24, value $221,648,356) acquired on 03/31/14, due 04/01/14 at $217,300,302	217,300,000	217,300,000
Repurchase Agreement with TDS, 0.08% (Collateralized by $32,678,500 U.S. Treasury Note, 0.63%, due 04/30/18, value $31,722,067) acquired on 03/31/14, due 04/01/14 at $31,100,069	31,100,000	31,100,000
		731,100,000
Total Short Term Investments (cost $1,725,061,818)		1,725,061,818
Total Investments - 118.2% (cost $2,687,660,394)		2,687,660,394
Other Assets and Liabilities, Net - (18.2%)		(413,862,334)
Total Net Assets - 100.0%		$2,273,798,060

(a)	Variable rate security. Rate stated was in effect as of March 31, 2014.
(b)

Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2014, the value of Rule 144A securities and deemed liquid was $320,990,517.

(c)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2014

Abbreviations:

ABS - Asset -Backed Security

CDX.NA.HY - Credit Derivatives Index - North American - High Yield

GO - General Obligation

REMIC - Real Estate Mortgage Investment Conduit

TBA -To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BCL - Barclays Capital Inc.

BNP - BNP Paribas Securities

BOA — Bancamerica Securities/Bank of America NA

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

HSB - HSBC Securities, Inc.

RBS - Royal Bank Of Scotland

TDS — TD Securities Inc.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have not been deemed liquid, held by the Funds at March 31, 2014.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/PPM America Total Return Fund
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	03/27/2014	$2,932,197	$2,946,937	0.5%
Cemex Finance LLC, 6.00%, 04/01/24	03/26/2014	671,000	672,678	0.1
		$3,603,197	$3,619,615	0.6%

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PPM America Low Duration Bond Fund
U.S. Treasury Note Future, 2-Year	June 2014	62	$(10,193)
U.S. Treasury Note Future, 5-Year	June 2014	(297)	227,513
			$217,320
JNL/PPM America Total Return Fund
U.S. Treasury Long Bond Future, 20-Year	June 2014	(8)	$(10,948)
U.S. Treasury Note Future, 5-Year	June 2014	(68)	47,432
U.S. Treasury Note Future, 10-Year	June 2014	(948)	576,455
U.S. Treasury Ultra Long Term Bond Future, 30-Year	June 2014	(6)	(9,633)
			$603,306

Schedule of Centrally Cleared Credit Default Swap Agreements

Reference Obligation	Fixed Pay Rate (5)	Expiration Date	Notional Amount (1), (4)	Value(3)	Unrealized (Depreciation)
JNL/PPM America Total Return Fund
Credit default swap agreements - purchase protection (2)
CDX.NA.HY.22	5.00%	06/20/2019	$5,000,000	$(371,969)	$(16,969)

(1)Notional amount is stated in USD.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)The maximum potential amount the Fund could be required to receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(5)If the Fund is a buyer of protection, the Fund pays the fixed rate.

Security Valuation - Under the JNL Investors Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2014

adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers for centrally cleared credit default swaps.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government action and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions, centrally cleared swap agreements or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2014

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2014 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Non-U.S. Government Agency ABS	$—	$149,705,255	$—	$149,705,255
Corporate Bonds and Notes	—	223,656,803	—	223,656,803
Government and Agency Obligations	—	55,813,312	—	55,813,312
Short Term Investments	11,408,900	—	—	11,408,900
Fund Total	$11,408,900	$429,175,370	$—	$440,584,270

JNL/PPM America Total Return Fund
Non-U.S. Government Agency ABS	$—	$42,372,947	$—	$42,372,947
Corporate Bonds and Notes	—	356,971,611	11,791,770	368,763,381
Government and Agency Obligations	—	166,821,293	—	166,821,293
Preferred Stocks	11,012,835	—	—	11,012,835
Trust Preferreds	1,165,080	—	—	1,165,080
Short Term Investments	56,968,413	—	—	56,968,413
Fund Total	$69,146,328	$566,165,851	$11,791,770	$647,103,949

JNL Money Market Fund
Corporate Bonds and Notes	$—	$380,500,435	$—	$380,500,435
Government and Agency Obligations	—	582,098,141	—	582,098,141
Short Term Investments	78,327	1,724,983,491	—	1,725,061,818
Fund Total	$78,327	$2,687,582,067	$—	$2,687,660,394

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$227,513	$—	$—	$227,513
Fund Total	$227,513	$—	$—	$227,513
JNL/PPM America Total Return Fund
Open Futures Contracts	$623,887	$—	$—	$623,887
Fund Total	$623,887	$—	$—	$623,887

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$(10,193)	$—	$—	$(10,193)
Fund Total	$(10,193)	$—	$—	$(10,193)
JNL/PPM America Total Return Fund
Open Futures Contracts	$(20,581)	$—	$—	$(20,581)
Centrally Cleared Credit Default Swap Agreements	—	(16,969)	—	(16,969)
Fund Total	$(20,581)	$(16,969)	$—	$(37,550)

(1)Investments in other financial instruments are derivative instruments and include futures contracts and swap agreements which are reflected at the unrealized appreciation/ (depreciation) on the instrument.

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2, or 3 for the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2014.

Securities Lending and Securities Lending Collateral - JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Fund receives a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  Although a Fund is indemnified by its securities lending agent for insufficient collateral from the borrower, each Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2014

In the event of bankruptcy or other default of the borrower, a Fund could experience delays in recovering the loaned securities and incur expenses related to enforcing its rights.  However, a Fund is indemnified by its securities lending agent for borrower default.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Funds.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost.

Investments in Affiliates — During the period ended March 31, 2014, the JNL/PPM America Total Return Fund participated in securities lending and received cash collateral, which was invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Fund’s Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC is reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.  During the period ended March 31, 2014, JNL/PPM America Total Return Fund and JNL/PPM America Low Duration Bond Fund invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.

The following table details cash management investments in affiliates held at March 31, 2014.  There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2014.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/PPM America Low Duration Bond Fund	$10,913,042	$11,408,900	$221
JNL/PPM America Total Return Fund	30,643,344	23,838,913	467

Income Tax Matters - As of March 31, 2014, the cost of investments and the components of net unrealized appreciation were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
JNL/PPM America Low Duration Bond Fund	$440,298,481	$1,036,753	$(750,964)	$285,789
JNL/PPM America Total Return Fund	639,125,274	15,389,397	(7,410,722)	7,978,675
JNL Money Market Fund	2,687,660,394	—	—	—

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 30, 2014

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	May 30, 2014

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.